Statement of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2015	Nov. 30, 2014	Aug. 31, 2015	Aug. 31, 2014
Net Cash Provided by (Used in) Operating Activities
Net Income (Loss)	$ (14,511)	$ 43,107	$ (846,100)	$ (2,218,630)
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities
Depreciation	18,491	18,490	62,622	30,169
Amortization	17,760	14,502	117,989	73,962
Fair Value Change of Derivative Liability	(301,105)	(250,000)	(578,215)	674,650
Issuance of Stock and Warrants for Services or Claims	103,730		284,600	25,000
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	(175,635)	(173,901)	(959,104)	(609,275)
Increase (Decrease) in Operating Assets
Increase (Decrease) in Prepaid Expense and Other Assets	(1,995)	161	(13,421)	(593)
Increase (Decrease) in Other Operating Assets
Increase (Decrease) in Operating Assets	(1,995)	161	(13,421)	(593)
Increase (Decrease) in Operating Liabilities
Increase (Decrease) in Accounts Payable and Accrued Liabilities	(14,566)	(9,597)	(6,947)	16,249
Increase (Decrease) in Operating Capital	(14,566)	(9,597)	(6,947)	16,249
Net Cash Provided by (Used in) Operating Activities	(192,196)	(183,337)	(979,472)	(593,619)
Net Cash Provided by (Used in) Investing Activities
Payments to Acquire Property, Plant, and Equipment	(1,460)		(29,119)	(114,091)
Net Cash Provided by (Used in) Investing Activities	(1,460)
Net Cash Provided by (Used in) Financing Activities
Proceeds from Issuance of Common Stock	254,500		554,196	1,004,899
Net Cash Provided by (Used in) Financing Activities	254,500		554,196	1,209,099
Cash and Cash Equivalents, Period Increase (Decrease)	60,844	(183,337)	(454,395)	441,685
Cash and Cash Equivalents, at Carrying Value	4,968	460,863	460,863	17,678
Cash and Cash Equivalents, at Carrying Value	$ 65,812	$ 277,526	$ 4,968	$ 460,863